8. NON-CURRENT ASSETS – LOAN TO A RELATED PARTY (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of non-current assets
	December 31,
	2022	2023
	US$’000	US$’000
Loan to a related party	–	5,907